Federated Hermes Max-Cap Index Fund
(formerly, Federated Max-Cap Index Fund)
Portfolio of Investments
July 31, 2020 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—98.5%
		Communication Services—10.7%
9,189		Activision Blizzard, Inc.	$759,287
2,939	[2]	Alphabet, Inc., Class A	4,373,085
2,869	[2]	Alphabet, Inc., Class C	4,254,612
69,420		AT&T, Inc.	2,053,444
7,663		CenturyLink, Inc.	73,948
1,438	[2]	Charter Communications, Inc.	834,040
44,757		Comcast Corp., Class A	1,915,600
1,006	[2]	Discovery, Inc., Class A	21,227
2,615	[2]	Discovery, Inc., Class C	49,554
2,079	[2]	DISH Network Corp., Class A	66,757
1,850	[2]	Electronic Arts, Inc.	261,997
24,046	[2]	Facebook, Inc.	6,099,749
3,255		Fox Corp., Class A	83,881
1,430		Fox Corp., Class B	36,851
3,892		Interpublic Group of Cos., Inc.	70,251
1,562	[2]	Live Nation Entertainment, Inc.	73,117
4,021	[2]	Netflix, Inc.	1,965,786
2,747		News Corp., Inc., Class A	34,942
140		News Corp., Inc., Class B	1,786
2,550		Omnicom Group, Inc.	137,011
5,345	[2]	T-Mobile USA, Inc.	573,946
2,005	[2]	Take-Two Interactive Software, Inc.	328,860
3,974	[2]	Twitter, Inc.	144,654
40,767		Verizon Communications, Inc.	2,343,287
150		ViacomCBS Inc., Class B	3,911
17,875		Walt Disney Co.	2,090,302
		TOTAL	28,651,885
		Consumer Discretionary—11.0%
575		Advance Auto Parts, Inc.	86,330
4,098	[2]	Amazon.com, Inc.	12,968,859
2,341		Aptiv PLC	182,013
206	[2]	AutoZone, Inc.	248,728
3,752		Best Buy Co., Inc.	373,662
3,420		Block (H&R), Inc.	49,590
416	[2]	Booking Holdings, Inc.	691,446
1,271		BorgWarner, Inc.	46,519
307	[2]	CarMax, Inc.	29,770
4,723	[3]	Carnival Corp.	65,555
238	[2]	Chipotle Mexican Grill, Inc.	274,928
2,795		D.R. Horton, Inc.	184,917
2,967		Darden Restaurants, Inc.	225,195
3,119		Dollar General Corp.	593,858
2,253	[2]	Dollar Tree, Inc.	210,318
718		Domino's Pizza, Inc.	277,586
6,176		eBay, Inc.	341,409
34,219		Ford Motor Co.	226,188

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
555		Gap (The), Inc.	$7,420
1,155		Garmin Ltd.	113,871
11,386		General Motors Co.	283,398
1,442		Genuine Parts Co.	129,996
3,542		Hanesbrands, Inc.	50,048
1,436		Hasbro, Inc.	104,483
2,640		Hilton Worldwide Holdings, Inc.	198,132
10,416		Home Depot, Inc.	2,765,344
465		Kohl's Corp.	8,854
7,370		L Brands, Inc.	179,902
3,771		Las Vegas Sands Corp.	164,566
847		Leggett and Platt, Inc.	33,956
4,718		Lennar Corp., Class A	341,347
2,003	[2]	LKQ Corp.	56,465
7,201		Lowe's Cos., Inc.	1,072,301
2,873		Marriott International, Inc., Class A	240,829
7,201		McDonald's Corp.	1,399,010
3,997		MGM Resorts International	64,312
547	[2]	Mohawk Industries, Inc.	43,678
11,877		Newell Brands, Inc.	194,783
10,847		Nike, Inc., Class B	1,058,776
2,465	[2]	Norwegian Cruise Line Holdings Ltd.	33,623
26	[2]	NVR, Inc.	102,184
759	[2]	O'Reilly Automotive, Inc.	362,331
1,758		Pulte Group, Inc.	76,649
3,225		PVH Corp.	156,928
546		Ralph Lauren Corp.	38,930
2,113		Ross Stores, Inc.	189,473
9,774		Starbucks Corp.	748,004
3,783		Tapestry, Inc.	50,541
5,963		Target Corp.	750,622
924		Tiffany & Co.	115,833
11,337		TJX Cos., Inc.	589,411
930		Tractor Supply Co.	132,748
566	[2]	Ulta Beauty, Inc.	109,232
2,698	[2]	Under Armour, Inc., Class A	28,383
2,915	[2]	Under Armour, Inc., Class C	27,663
1,136		V.F. Corp.	68,569
409		Whirlpool Corp.	66,716
1,041		Wynn Resorts Ltd.	75,400
2,884		Yum! Brands, Inc.	262,588
		TOTAL	29,574,170
		Consumer Staples—6.9%
18,778		Altria Group, Inc.	772,715
2,331		Archer-Daniels-Midland Co.	99,837
2,032		Brown-Forman Corp., Class B	140,899
1,141		Campbell Soup Co.	56,559
2,679		Church and Dwight, Inc.	258,068
1,233		Clorox Co.	291,617
8,717		Colgate-Palmolive Co.	672,952
8,438		Conagra Brands, Inc.	316,003

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
2,325		Constellation Brands, Inc., Class A	$414,315
4,233		Costco Wholesale Corp.	1,377,968
4,214		Coty, Inc. - CL A	15,634
2,326		Estee Lauder Cos., Inc., Class A	459,478
5,653		General Mills, Inc.	357,665
1,614		Hershey Foods Corp.	234,692
2,632		Hormel Foods Corp.	133,864
2,259		Kellogg Co.	155,848
2,446		Kimberly-Clark Corp.	371,890
5,465		Kraft Heinz Co./The	187,887
6,896		Kroger Co.	239,912
3,285		Lamb Weston Holdings, Inc.	197,363
1,275		McCormick & Co., Inc.	248,498
5,058		Molson Coors Beverage Company, Class B	189,776
11,588		Mondelez International, Inc.	643,018
1,850	[2]	Monster Beverage Corp.	145,188
12,620		PepsiCo, Inc.	1,737,269
15,078		Philip Morris International, Inc.	1,158,141
24,418		Procter & Gamble Co.	3,201,688
1,112		Smucker (J.M.) Co.	121,597
5,178		Sysco Corp.	273,657
38,332		The Coca-Cola Co.	1,810,804
2,817		Tyson Foods, Inc., Class A	173,105
6,832		Walgreens Boots Alliance, Inc.	278,131
13,633		WalMart Inc.	1,764,110
		TOTAL	18,500,148
		Energy—2.5%
12,541		Apache Corp.	192,504
6,265		Baker Hughes a GE Co. LLC	97,045
4,069		Cabot Oil & Gas Corp., Class A	76,090
18,530		Chevron Corp.	1,555,408
4,132		Concho Resources, Inc.	217,095
11,052		ConocoPhillips	413,234
3,669		Devon Energy Corp.	38,488
4,245		Diamondback Energy, Inc.	169,206
5,974		EOG Resources, Inc.	279,882
38,663		Exxon Mobil Corp.	1,626,939
9,722		Halliburton Co.	139,316
117		Hess Corp.	5,758
1,135		HollyFrontier Corp.	31,213
20,102		Kinder Morgan, Inc.	283,438
6,234		Marathon Oil Corp.	34,225
5,705		Marathon Petroleum Corp.	217,931
3,707		National Oilwell Varco, Inc.	42,668
16,991		Noble Energy, Inc.	169,740
2,403		Occidental Petroleum Corp.	37,823
585		ONEOK, Inc.	16,327
4,185		Phillips 66	259,554
1,689		Pioneer Natural Resources, Inc.	163,698
14,818		Schlumberger Ltd.	268,799
4,298		TechnipFMC PLC	34,513

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
3,775		Valero Energy Corp.	$212,268
12,333		Williams Cos., Inc.	235,930
		TOTAL	6,819,092
		Financials—9.7%
7,232		Aflac, Inc.	257,242
4,347		Allstate Corp.	410,313
6,701		American Express Co.	625,337
7,647		American International Group, Inc.	245,775
2,033		Ameriprise Financial, Inc.	312,330
2,391		Aon PLC	490,681
469		Assurant, Inc.	50,403
75,875		Bank of America Corp.	1,887,770
7,227		Bank of New York Mellon Corp.	259,088
1,700		Berkley, W. R. Corp.	104,975
19,149	[2]	Berkshire Hathaway, Inc., Class B	3,748,991
1,283		BlackRock, Inc.	737,738
4,093		Capital One Financial Corp.	261,133
1,114		Cboe Global Markets, Inc.	97,698
11,522		Charles Schwab Corp.	381,954
3,443		Chubb Ltd.	438,087
22,728		Citigroup, Inc.	1,136,627
3,209		Citizens Financial Group, Inc.	79,615
3,622		CME Group, Inc.	601,904
731		Comerica, Inc.	28,158
2,930		Discover Financial Services	144,830
2,079		E*Trade Financial Corp.	105,551
391		Everest Re Group Ltd.	85,547
5,796		Fifth Third Bancorp	115,109
1,903		First Republic Bank	214,049
2,028		Franklin Resources, Inc.	42,689
585		Gallagher (Arthur J.) & Co.	62,882
961		Globe Life, Inc.	76,496
3,644		Goldman Sachs Group, Inc.	721,366
5,347		Intercontinental Exchange, Inc.	517,483
29,987		JPMorgan Chase & Co.	2,897,944
10,509		KeyCorp	126,213
4,987		Lincoln National Corp.	185,865
2,099		Loews Corp.	76,425
1,483		M & T Bank Corp.	157,124
120		Marketaxess Holdings, Inc.	62,004
5,183		Marsh & McLennan Cos., Inc.	604,338
10,846		MetLife, Inc.	410,521
1,605		Moody's Corp.	451,487
11,181		Morgan Stanley	546,527
755		MSCI, Inc., Class A	283,865
69		NASDAQ, Inc.	9,060
2,340		Northern Trust Corp.	183,339
14,665		People's United Financial, Inc.	158,235
5,285		PNC Financial Services Group	563,751
1,944		Principal Financial Group, Inc.	82,484
4,167		Progressive Corp., OH	376,447

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
3,469		Prudential Financial, Inc.	$219,831
1,048		Raymond James Financial, Inc.	72,815
9,286		Regions Financial Corp.	100,846
2,335		S&P Global, Inc.	817,834
5,426		State Street Corp.	346,125
10,441		Synchrony Financial	231,059
2,081		T. Rowe Price Group, Inc.	287,386
3,313		The Hartford Financial Services Group, Inc.	140,206
2,578		The Travelers Cos., Inc.	294,975
10,070		Truist Financial Corp.	377,222
14,056		U.S. Bancorp	517,823
9,332		Unum Group	160,790
36,849		Wells Fargo & Co.	893,957
1,150		Willis Towers Watson PLC	241,512
2,143		Zions Bancorporation, N.A.	69,583
		TOTAL	26,189,414
		Health Care—14.3%
17,087		Abbott Laboratories	1,719,636
18,540		AbbVie, Inc.	1,759,631
478	[2]	Abiomed, Inc.	143,371
1,592		Agilent Technologies, Inc.	153,357
2,132	[2]	Alexion Pharmaceuticals, Inc.	218,509
225	[2]	Align Technology, Inc.	66,110
1,200		AmerisourceBergen Corp.	120,228
5,648		Amgen, Inc.	1,381,896
2,460		Anthem, Inc.	673,548
6,476		Baxter International, Inc.	559,397
2,991		Becton Dickinson & Co.	841,488
154	[2]	Bio-Rad Laboratories, Inc., Class A	80,833
2,079	[2]	Biogen, Inc.	571,081
14,395	[2]	Boston Scientific Corp.	555,215
24,374		Bristol-Myers Squibb Co.	1,429,779
5,225		Cardinal Health, Inc.	285,390
5,589	[2]	Centene Corp.	364,682
3,145		Cerner Corp.	218,420
3,476		CIGNA Corp.	600,270
64		Cooper Cos., Inc.	18,108
12,392		CVS Health Corp.	779,953
6,290		Danaher Corp.	1,281,902
2,444	[2]	Davita, Inc.	213,581
2,378		Dentsply Sirona, Inc.	106,059
858	[2]	Dexcom, Inc.	373,693
5,904	[2]	Edwards Lifesciences Corp.	462,933
8,211		Eli Lilly & Co.	1,234,031
13,963		Gilead Sciences, Inc.	970,847
3,606		HCA Healthcare, Inc.	456,664
1,206	[2]	Henry Schein, Inc.	82,888
2,581	[2]	Hologic, Inc.	180,102
1,625		Humana, Inc.	637,731
428	[2]	IDEXX Laboratories, Inc.	170,237
1,453	[2]	Illumina, Inc.	555,278

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,845	[2]	Incyte Genomics, Inc.	$182,212
926	[2]	Intuitive Surgical, Inc.	634,717
1,643	[2]	IQVIA Holdings, Inc.	260,235
25,938		Johnson & Johnson	3,780,723
926	[2]	Laboratory Corp. of America Holdings	178,644
2,403		McKesson Corp.	360,834
13,342		Medtronic PLC	1,287,236
24,771		Merck & Co., Inc.	1,987,625
74	[2]	Mettler-Toledo International, Inc.	69,190
3,514	[2]	Mylan NV	56,611
1,090		PerkinElmer, Inc.	129,612
940		Perrigo Co. PLC	49,839
54,433		Pfizer, Inc.	2,094,582
1,081		Quest Diagnostics, Inc.	137,363
953	[2]	Regeneron Pharmaceuticals, Inc.	602,363
1,338		ResMed, Inc.	270,958
783		STERIS PLC	124,990
2,491		Stryker Corp.	481,510
110		Teleflex, Inc.	41,041
3,499		Thermo Fisher Scientific, Inc.	1,448,411
9,247		UnitedHealth Group, Inc.	2,799,807
583		Universal Health Services, Inc., Class B	64,072
2,445	[2]	Vertex Pharmaceuticals, Inc.	665,040
735	[2]	Waters Corp.	156,665
1,210		West Pharmaceutical Services, Inc.	325,333
2,220		Zimmer Biomet Holdings, Inc.	299,389
3,729		Zoetis, Inc.	565,615
		TOTAL	38,321,465
		Industrials—7.9%
5,783		3M Co.	870,168
1,451		Alaska Air Group, Inc.	49,972
977		Allegion PLC	97,172
1,961		Ametek, Inc.	182,863
4,588		Boeing Co.	724,904
1,238		C.H. Robinson Worldwide, Inc.	116,025
7,653		Carrier Global Corp.	208,468
4,306		Caterpillar, Inc.	572,181
1,281		Cintas Corp.	386,696
565	[2]	Copart, Inc.	52,686
7,632		CSX Corp.	544,467
2,178		Cummins, Inc.	420,920
2,995		Deere & Co.	528,049
5,759		Delta Air Lines, Inc.	143,802
1,533		Dover Corp.	157,792
3,703		Eaton Corp. PLC	344,860
5,877		Emerson Electric Co.	364,433
451		Equifax, Inc.	73,315
1,505		Expeditors International Washington, Inc.	127,188
5,002		Fastenal Co.	235,294
1,440		FedEx Corp.	242,496
1,751		Flowserve Corp.	48,800

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
3,268		Fortive Corp.	$229,381
3,378		Fortune Brands Home & Security, Inc.	258,417
1,482		General Dynamics Corp.	217,469
87,291		General Electric Co.	529,856
6,015		Honeywell International, Inc.	898,461
1,880		Hunt (J.B.) Transportation Services, Inc.	243,272
1,089		Huntington Ingalls Industries, Inc.	189,170
770		IDEX Corp.	126,911
3,550		IHS Markit Ltd.	286,592
2,675		Illinois Tool Works, Inc.	494,848
3,466	[2]	Ingersoll-Rand, Inc.	109,491
3,649		Johnson Controls International PLC	140,414
784		Kansas City Southern Industries, Inc.	134,730
2,225		L3Harris Technologies Inc.	374,534
2,480		Lockheed Martin Corp.	939,846
5,187		Masco Corp.	296,489
4,604		Nielsen Holdings PLC	66,436
2,595		Norfolk Southern Corp.	498,785
1,912		Northrop Grumman Corp.	621,419
1,687		Old Dominion Freight Lines, Inc.	308,417
3,753		Otis Worldwide Corp.	235,463
3,043		PACCAR, Inc.	258,898
1,138		Parker-Hannifin Corp.	203,611
1,613		Pentair PLC	69,117
4,626		Quanta Services, Inc.	184,901
14,759		Raytheon Technologies Corp.	836,540
2,359		Republic Services, Inc.	205,823
881		Robert Half International, Inc.	44,817
1,733		Rockwell Automation, Inc.	378,037
4,350		Rollins, Inc.	227,940
1,030		Roper Technologies, Inc.	445,424
1,023		Smith (A.O.) Corp.	49,247
415		Snap-On, Inc.	60,536
5,800		Southwest Airlines Co.	179,162
1,323		Stanley Black & Decker Inc.	202,842
292	[2]	Teledyne Technologies, Inc.	89,556
2,519		Trane Technologies plc	281,801
221		Transdigm Group, Inc.	95,379
6,751		Union Pacific Corp.	1,170,286
2,501	[2]	United Airlines Holdings, Inc.	78,481
7,014		United Parcel Service, Inc.	1,001,319
634	[2]	United Rentals, Inc.	98,505
1,709		Verisk Analytics, Inc.	322,505
837		W.W. Grainger, Inc.	285,861
1,702		Wabtec Corp.	105,847
4,037		Waste Management, Inc.	442,455
2,125		Xylem, Inc.	155,083
		TOTAL	21,166,925
		Information Technology—27.1%
6,282		Accenture PLC	1,412,068
4,722	[2]	Adobe, Inc.	2,098,079

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
11,421	[2]	Advanced Micro Devices, Inc.	$884,328
1,466	[2]	Akamai Technologies, Inc.	164,837
3,150		Amphenol Corp., Class A	333,144
3,807		Analog Devices, Inc.	437,234
753	[2]	Ansys, Inc.	233,882
40,197		Apple, Inc.	17,085,333
9,042		Applied Materials, Inc.	581,672
553	[2]	Arista Networks, Inc.	143,653
2,672	[2]	Autodesk, Inc.	631,741
4,368		Automatic Data Processing, Inc.	580,551
3,935		Broadcom, Inc.	1,246,411
1,280		Broadridge Financial Solutions	171,955
2,622	[2]	Cadence Design Systems, Inc.	286,453
318		CDW Corp.	36,968
38,723		Cisco Systems, Inc.	1,823,853
1,037		Citrix Systems, Inc.	148,042
2,994		Cognizant Technology Solutions Corp.	204,550
2,820		Corning, Inc.	87,420
10,517		DXC Technology Co.	188,359
1,503	[2]	F5 Networks, Inc.	204,258
5,912		Fidelity National Information Services, Inc.	864,985
5,360	[2]	Fiserv, Inc.	534,874
860	[2]	FleetCor Technologies Inc.	222,370
1,863		FLIR Systems, Inc.	77,613
1,270	[2]	Fortinet Inc.	175,641
1,046	[2]	Gartner, Inc., Class A	130,373
2,893		Global Payments, Inc.	515,012
1,449		Henry Jack & Associates, Inc.	258,357
11,729		Hewlett Packard Enterprise Co.	115,765
13,054		HP, Inc.	229,489
8,788		IBM Corp.	1,080,397
43,495		Intel Corp.	2,076,016
2,638		Intuit, Inc.	808,204
305	[2]	IPG Photonics Corp.	54,598
3,666		Juniper Networks, Inc.	93,043
3,055	[2]	Keysight Technologies, Inc.	305,164
1,474		KLA Corp.	294,549
1,421		Lam Research Corp.	535,944
1,104		Leidos Holdings, Inc.	105,057
8,725		Mastercard, Inc.	2,691,924
529		Maxim Integrated Products, Inc.	36,020
2,524		Microchip Technology, Inc.	256,767
10,858	[2]	Micron Technology, Inc.	543,497
74,795		Microsoft Corp.	15,333,723
1,634		Motorola, Inc.	228,433
2,677		NetApp, Inc.	118,591
5,967		NVIDIA Corp.	2,533,529
20,694		Oracle Corp.	1,147,482
3,455		Paychex, Inc.	248,484
74	[2]	Paycom Software, Inc.	21,043
11,501	[2]	PayPal Holdings, Inc.	2,255,001

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
924	[2]	Qorvo, Inc.	$118,411
12,400		Qualcomm, Inc.	1,309,564
8,944	[2]	Salesforce.com, Inc.	1,742,738
2,179	[2]	ServiceNow, Inc.	957,017
1,550		Skyworks Solutions, Inc.	225,649
811	[2]	Synopsys, Inc.	161,567
3,346		TE Connectivity Ltd.	298,028
7,976		Texas Instruments, Inc.	1,017,339
315	[2]	Tyler Technologies, Inc.	112,534
387	[2]	Verisign, Inc.	81,920
15,849		Visa, Inc., Class A	3,017,650
2,817		Western Digital Corp.	121,413
2,857		Western Union Co.	69,368
9,390		Xerox Holdings Corp.	156,344
2,646		Xilinx, Inc.	284,048
532	[2]	Zebra Technologies Corp., Class A	149,359
		TOTAL	72,699,685
		Materials—2.5%
2,265		Air Products & Chemicals, Inc.	649,217
955		Albemarle Corp.	78,749
15,222		Amcor PLC	156,787
668		Avery Dennison Corp.	75,711
1,401		Ball Corp.	103,156
1,441		Celanese Corp.	140,065
2,147		CF Industries Holdings, Inc.	67,266
7,082		Corteva, Inc.	202,262
7,295		Dow, Inc.	299,533
4,782		DuPont de Nemours, Inc.	255,741
1,347		Eastman Chemical Co.	100,527
3,031		Ecolab, Inc.	567,039
1,200		FMC Corp.	127,260
4,311		Freeport-McMoRan, Inc.	55,698
66		International Flavors & Fragrances, Inc.	8,313
7,430		International Paper Co.	258,490
5,257		Linde PLC	1,288,543
633		LyondellBasell Industries N.V.	39,575
489		Martin Marietta Materials	101,311
2,936		Mosaic Co./The	39,548
8,180		Newmont Corp.	566,056
3,086		Nucor Corp.	129,458
2,217		Packaging Corp. of America	213,098
3,512		PPG Industries, Inc.	378,067
1,183		Sealed Air Corp.	42,209
1,007		Sherwin-Williams Co.	652,455
1,087		Vulcan Materials Co.	127,636
1,647		WestRock Co.	44,238
		TOTAL	6,768,008
		Real Estate—2.8%
1,111		Alexandria Real Estate Equities, Inc.	197,258
4,381		American Tower Corp.	1,145,150
1,862		Apartment Investment & Management Co., Class A	72,283

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
1,519		Avalonbay Communities, Inc.	$232,589
1,489		Boston Properties, Inc.	132,655
5,928	[2]	CBRE Group, Inc.	259,706
4,038		Crown Castle International Corp.	673,135
1,745		Digital Realty Trust, Inc.	280,142
2,914		Duke Realty Corp.	117,114
1,046		Equinix, Inc.	821,612
3,731		Equity Residential Properties Trust	200,093
670		Essex Property Trust, Inc.	147,896
1,312		Extra Space Storage, Inc.	135,582
959		Federal Realty Investment Trust	73,172
769		Healthpeak Properties, Inc.	20,986
17,208		Host Hotels & Resorts, Inc.	185,502
2,365		Kimco Realty Corp.	26,370
2,193		Mid-American Apartment Communities, Inc.	261,384
6,958		ProLogis Inc.	733,512
1,562		Public Storage	312,212
3,383		Realty Income Corp.	203,149
1,823		Regency Centers Corp.	74,798
1,527		SBA Communications, Corp.	475,721
4,763		Simon Property Group, Inc.	296,973
278		SL Green Realty Corp.	12,927
450		Ventas, Inc.	17,262
4,146		Welltower, Inc.	222,060
6,174		Weyerhaeuser Co.	171,699
		TOTAL	7,502,942
		Utilities—3.1%
6,331		AES Corp.	96,421
5,007		Alliant Energy Corp.	269,627
2,250		Ameren Corp.	180,540
4,852		American Electric Power Co., Inc.	421,542
1,965		American Water Works Co., Inc.	289,385
2,465		CMS Energy Corp.	158,204
3,292		Consolidated Edison Co.	252,924
8,088		Dominion Energy, Inc.	655,371
1,820		DTE Energy Co.	210,447
6,892		Duke Energy Corp.	584,028
1,557		Edison International	86,678
1,701		Entergy Corp.	178,826
4,295		Evergy, Inc.	278,445
3,168		EverSource Energy	285,342
9,330		Exelon Corp.	360,231
5,190		FirstEnergy Corp.	150,510
5,292		NextEra Energy, Inc.	1,485,464
9,046		NiSource, Inc.	221,175
2,397		NRG Energy, Inc.	81,043
7,106		PPL Corp.	189,162
7,443		Public Service Enterprises Group, Inc.	416,361
2,849		Sempra Energy	354,586
10,118		Southern Co.	552,544
2,910		WEC Energy Group, Inc.	277,207

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
3,183		Xcel Energy, Inc.	$219,754
		TOTAL	8,255,817
		TOTAL COMMON STOCKS (IDENTIFIED COST $65,842,730)	264,449,551
		WARRANTS—0.0%
		Energy—0.0%
300	[2]	Occidental Petroleum Corp., 8/3/2027 (IDENTIFIED COST $0)	1,680
		INVESTMENT COMPANIES—1.3%
63,896		Federated Hermes Government Obligations Fund, Premier Shares, 0.10%[4]	63,896
3,573,629		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[4]	3,575,773
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,638,648)	3,639,669
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $69,481,378)	268,090,900
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	507,080
		TOTAL NET ASSETS—100%	$268,597,980
At July 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures
2S&P 500 E-Mini Index	26	$4,242,550	September 2020	$173,601
The average notional value of long futures contracts held by the Fund throughout the period was $7,395,373. This is based on amounts held as of each month-end throughout the nine month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Balance of Shares Held 10/31/2019	—	5,039,404	5,039,404
Purchases/Additions	884,317	74,973,312	75,857,629
Sales/Reductions	(820,421)	(76,439,087)	(76,259,508)
Balance of Shares Held 7/31/2020	63,896	3,573,629	3,673,525
Value	$63,896	$3,575,773	$3,639,669
Change in Unrealized Appreciation/Depreciation	N/A	$313	$313
Net Realized Gain/(Loss)	N/A	$938	$938
Dividend Income	$—	$72,426	$72,426
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $4,242,550 at July 31, 2020, which represents 1.6% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income-producing security.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$59,656	$63,896
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.